Note 9 - Stockholders' Equity and Common Stock Warrants (10-Q) (Details Textual) - USD ($)		1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 26, 2024	Jul. 31, 2023	Dec. 13, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock Issued During Period, Shares, New Issues	495,959	63,422
Shares Issued, Price Per Share		$ 12.78
Proceeds from Issuance of Common Stock		$ 800,000		$ 810,000	$ 0
Class of Warrant or Right, Exercised	495,995
Share-Based Payment Arrangement, Shares Withheld for Tax Withholding Obligation	36		193
Sales Agreement [Member]
Share Sales Agreement, Maximum Amount				$ 20,000,000	$ 20,000,000